                               Quarterly Report
                                 June 30, 2000

                                  Legg Mason
                                   Investors
                                  Trust, Inc.

                                U.S. Small-Cap
                                  Value Trust



                                Navigator Class




                            [LEGG MASON FUNDS LOGO]
                           The Art of Investing(SM)

To Our Shareholders,

  We are pleased to provide you with Legg Mason Investors Trust's quarterly report for the Navigator Class of the U.S. Small-Capitalization Value Trust.

  The following table summarizes key statistics for the Navigator Class of shares of the Fund, as of June 30, 2000:

                                                3-Month            12-Month
                                            Total Return/1/    Total Return/1/
                                            ----------------   ----------------
  U.S. Small-Capitalization Value Trust          -2.37%            -19.72%

  S&P 500 Stock Composite Index                  -2.66%             +7.24%
  Russell 2000 Index                             -3.78%            +14.32%

  On the following pages, the portfolio managers for the Fund discuss the investment outlook for the Fund. Long-term investment results for the Fund are shown in the Performance Information section of this report.


                                  Sincerely,


                                  /s/ Edward A. Taber, III
                                  ------------------------
                                  Edward A. Taber, III
                                  President


July 24, 2000



---------
/1/ Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

Portfolio Managers' Comments
U.S. Small-Capitalization Value Trust

  For the quarter, the Fund returned -2.4%, compared to a gain of +2.0% for the Russell 2000 Value and losses of -3.8% for the Russell 2000 and -2.7% for the S&P 500. Year to date, the Fund is down -8.3%, while the Russell 2000 Value has gained +5.9%, the Russell 2000 is up +3.0% (well below its high this year), and the S&P is down -0.4%.

  U.S. equity markets remained volatile in the second quarter as investors tried to anticipate both the U.S. economy's direction and the Federal Reserve Board's interest rate policy. In June, growing evidence accumulated that recent Fed hikes in short-term rates had begun to slow economic activity as retail sales, auto purchases and home buying all decelerated. Investors speculated on whether this nascent slowdown represented the start of a "soft landing," in which growth moderates to avoid igniting higher inflation, or the onset of a "hard landing," in which the economy slumps faster than the Fed intends, even into recession. By quarter end, the market consensus was that recent Fed action had caused the desired cooling of the economy without significantly impairing growth, and that the Fed would limit further rate increases.

  During the quarter, technology stocks again dominated U.S. equity market returns and remained the highest profile sector. Investors continued to pull back from the extended valuations in the sector following their dramatic rise in 1999 and early 2000. Disappointing news, particularly among Internet retailers, as well as concerns about the Microsoft anti-trust case's impact on the industry, led to sharp technology price declines, though these stocks did recoup some of their losses in June. Many of these stocks have no earnings and their strong performance in 1999 and early 2000 was based on speculation that the companies would benefit generously from the Internet's success. However, early experience indicates that the Internet is a highly competitive marketplace and most companies will have much greater difficulty generating attractive profits than originally anticipated. Small-cap value stocks, meanwhile, experienced much smaller performance swings in the quarter. These stocks and their very attractive valuations have been largely ignored as growth stocks moved sharply up and down.

  The Fund performed well when value led the market, which we identify as days in which the Russell 2000 Value Index return is ahead of the Russell 2000. On these days, the Fund beat the Russell 2000 Value Index by an average of 40 basis points/1/ per day. This relationship highlights the substantial return potential in the Fund's portfolio when value stocks show strength.

  The largest benefit to the Fund's relative performance was the technology sector's poor return for the quarter. Our very low exposure to the overvalued tech stocks helped performance as these stocks retreated during the quarter. Biotechs rallied strongly in June, despite their extended valuations, so our underweighting had a negative impact on relative performance. Our above-benchmark weighting in economically sensitive areas, such as retailing, home building and producer manufacturing, also


---------
/1/ 100 basis points = 1%.

hurt returns as these sectors reacted negatively to the possibility of a slowing economy. Other positive sectors included finance, where the portfolio's smaller banks and insurance companies held up well despite higher interest rates, and utilities, which were hit harder by rising rates while the Fund held a below-benchmark weighting.

  On June 30, Russell conducted the annual rebalancing of its indices. Since the last rebalancing in June 1999, the strong tech and biotech stock returns had resulted in a Russell 2000 Value Index with some unusual sector weightings (for a value index), as well as a number of mid-cap holdings. With the current rebalancing, these unsuitable stocks were removed from the index and the portfolio characteristics have changed. The index's technology weight dropped by over half from 14.2% to 6.4%, and finance rose from 25.7% to 31.5%. The average cap dropped from $950 million to $770 million and the largest stock dropped from $5.9 billion to $2.4 billion. These adjustments should make the Russell 2000 Value Index more truly representative of small-cap value stocks.

  While small-cap growth stocks, particularly tech and biotech, have produced volatile returns over the last 18 months, small-cap value stocks have had more stable returns. This relative stability has caused value to lag when the growth stocks were strongest, such as in the second half of 1999 and again in June 2000. When growth stocks' prices contracted, value performed well, such as in the March through May period when the Russell 2000 fell -17.3%, the Russell 2000 Value was off -0.5%, and the Fund was up. Because the stocks we invest in are at valuation discounts cheaper than any time in the last 20 years, they can offer more than just defensive performance -- they can provide market-leading returns. These stocks have done so in the past following periods of weak performance. Two significant triggers exist for improved value performance. The first is the approaching end to Fed rate increases, signaling lower interest rates and lifting doubts about continued economic expansion. The second trigger would be continued disappointments from the Internet companies, such as more firm closings, further difficulties obtaining financing and additional employee reductions. Either of these two events should lead investors to expand their focus from solely growth to include the undervalued market segment. Significant increased interest in small-cap value stocks would generate strong performance, since these stocks can appreciate rapidly as new funds flow into the asset class.

  As always, we welcome the opportunity to discuss the portfolio and this report in more detail. If you have any questions or comments, please contact us.

                                                      Henry F. Otto
                                                      Steven M. Tonkovich
                                                      Managing Directors


August 7, 2000
DJIA 10867.01

Performance Information
Legg Mason Investors Trust, Inc.

Total Returns for One Year, Five Years, and Life of Class, as of June 30, 2000

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

  The Fund offers two classes of shares:Primary Class and Navigator Class. Information about Primary Class, offered to retail investors, is contained in a separate report to its shareholders.

 The Fund's total returns as of June 30, 2000, were as follows:

                            U.S. Small-Cap
                             Value Trust
------------------------------------------
Average Annual Total Return
 Navigator Class:
  One Year                     -19.72%
  Life of Class*               -11.82%

Cumulative Total Return
 Navigator Class:
  One Year                     -19.72%
  Life of Class*               -22.56%
------------------------------------------
* The inception date for the Navigator Class of U.S. Small-Cap Value Trust was June 19, 1998.

   U.S. Small-Capitalization Value Trust(dagger)

Selected Portfolio Performance*


   Strong performers for the 2nd quarter 2000                   Weak performers for the 2nd quarter 2000
   --------------------------------------------                 ----------------------------------------------
    1. ASI Solutions Incorporated      +109.38%                  1. Magellan Health Services, Inc.     -74.03%
    2. The Lamson & Sessions Co.       +105.88%                  2. USBANCORP, Inc.                    -68.33%
    3. The First Years Inc.             +60.36%                  3. Comdial Corporation                -66.19%
    4. Pediatrix Medical Group, Inc.    +60.34%                  4. Home Products International, Inc.  -65.17%
    5. FTI Consulting, Inc.             +58.49%                  5. Travis Boats & Motors, Inc.        -58.49%
    6. Ladish Co., Inc.                 +56.00%                  6. Systemax, Inc.                     -57.53%
    7. Lakeland Industries, Inc.        +53.85%                  7. EZCORP, Inc.                       -55.56%
    8. Chromcraft Revington, Inc.       +52.46%                  8. ProMedCo Management Company        -55.13%
    9. Lennox International Inc.        +51.43%                  9. CKE Restaurants, Inc.              -52.94%
   10. Penn Engineering &                                       10. Personal Group of America, Inc.    -52.04%
         Manufacturing Corp. - Class A  +50.88%

   (dagger) Portfolio changes have not been reported for U.S. Small-Cap due to the heavy volume of trading during the quarter.

          * Securities held for the entire quarter.

   Portfolio of Investments
   Legg Mason Investors Trust, Inc.
   June 30, 2000 (Unaudited)
   (Amounts in Thousands)

   U.S. Small-Capitalization Value Trust


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
Common Stock and Equity Interests -- 96.4%

   Basic Materials -- 6.0%
     A. Schulman, Inc.                                                    19    $   230
     Aceto Corporation                                                     1         10
     Albemarle Corporation                                                 5        105
     American Vanguard Corporation                                         1          9
     Baltek Corporation                                                    1          4/A/
     Bayou Steel Corporation                                               9         20/A/
     Carpenter Technology Corporation                                     17        359
     Ethyl Corporation                                                    89        223
     FiberMark, Inc.                                                       5         65/A/
     Gentek, Inc.                                                         16        181
     IMCO Recycling Inc.                                                  13         71
     International Specialty Products Inc.                                22        125/A/
     NCH Corporation                                                       2         87
     NL Industries, Inc.                                                  39        593
     Penn Virginia Corporation                                             6        155
     Quaker Chemical Corporation                                           7        116
     Quanex Corporation                                                   10        155
     Roanoke Electric Steel Corporation                                    3         41
     Stepan Company                                                        7        170
     Sylvan, Inc.                                                          3         27/A/
     The Anderson's Inc.                                                   6         58
     UCAR International, Inc.                                             14        178/A/
     Universal Forest Products, Inc.                                       3         41
     W. R. Grace & Co.                                                     2         24
                                                                                -------
                                                                                  3,047
                                                                                -------
   Capital Goods -- 16.6%
     AAR CORP.                                                             2         18
     Acme Electric Corporation                                             3         25/A/
     Alltrista Corporation                                                 6        124/A/
     Amcast Industrial Corporation                                         7         60
     American Biltrite, Inc.                                               3         32
     Ampco-Pittsburgh Corporation                                          7         73
     Atchison Casting Corporation                                          5         31/A/
     AVTEAM, Inc.                                                          8         13/A/
     Bacou USA, Inc.                                                       6        122/A/
     Bairnco Corporation                                                   6         41
     Baldwin Technology Company, Inc.                                     13         28/A/
     Ball Corporation                                                      9        296
     Ballantyne of Omaha, Inc.                                             3          5/A/
     Butler International, Inc.                                            7         58/A/

   Legg Mason Investors Trust, Inc.



   U.S. Small-Capitalization Value Trust -- Continued


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Capital Goods -- Continued
     Butler Manufacturing Company                                          5    $    83
     Cascade Corporation                                                   9        104
     Channell Commercial Corporation                                       4         53/A/
     Chase Industries, Inc.                                               11        102/A
     Chemfab Corporation                                                   2         27/A/
     CIRCOR International, Inc.                                            1         10
     Columbus McKinnon Corporation                                        10        137
     Comfort Systems USA, Inc.                                            12         46/A/
     Commercial Metals Company                                            11        303
     Corrpro Companies, Inc.                                               5         17/A/
     CPAC, Inc.                                                            4         28
     Denali Incorporated                                                   3          6/A/
     Detroit Diesel Corporation                                            9        139
     Encompass Services Corporation                                       18        104/A/
     Exponent, Inc.                                                        3         28/A/
     Fansteel Inc.                                                         5         19/A/
     Farrel Corporation                                                    3          4
     Featherlite Inc.                                                      4         13/A/
     Foamex International Inc.                                             1          5/A/
     Friedman Industries, Incorporated                                     5         17
     Gehl Company                                                          4         50/A/
     GenCorp Inc.                                                         14        110
     General Cable Corporation                                            10         78
     Gradco Systems, Inc.                                                  5          9/A/
     Graham Corporation                                                    1          8/A/
     Graphic Packaging International Corp.                                21         44/A/
     Griffon Corporation                                                  23        129/A/
     Interface, Inc.                                                      41        155
     Intermet Corporation                                                 20        137
     International Airline Support Group, Inc.                             2          4/A/
     Ivex Packaging Corporation                                            4         48/A/
     Jason Incorporated                                                   11        102/A/
     JLG Industries, Inc.                                                  1         17
     Kaman Corporation                                                    17        176
     Kellstrom Industries, Inc.                                            8         37/A/
     Ladish Co., Inc.                                                      9         91/A/
     Lakeland Industries, Inc.                                             1          6/A/
     Lincoln Electric Holdings, Inc.                                       4         61
     Lindberg Corporation                                                  4         26
     Lydall, Inc.                                                          4         46/A/
     M&F Worldwide Corp.                                                  15         82/A/


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Capital Goods -- Continued
     Meadow Valley Corporation                                             2    $     8/A/
     Met-Pro Corporation                                                   2         20
     Milacron Inc.                                                        30        432
     Miller Building Systems, Inc.                                         2         11/A/
     NACCO Industries, Inc.                                                6        214
     National Service Industries, Inc.                                    12        234
     Northern Technologies International Corporation                       2         15
     Northwest Pipe Company                                                4         52/A/
     O.I. Corporation                                                      2          8/A/
     Omnova Solutions Inc.                                                13         84
     Park-Ohio Holdings Corp.                                              7         57/A/
     Penn Engineering & Manufacturing Corp.                                1         32
     Penn Engineering & Manufacturing Corp. - Class A                      4        142
     Perini Corporation                                                    4         14/A/
     Pitt-Des Moines, Inc.                                                 2         42
     Pittston Brink's Group                                                7         96
     Raven Industries, Inc.                                                4         49
     Regal-Beloit Corporation                                             13        212
     Riviera Tool Company                                                  1          4/A/
     Rock-Tenn Company                                                    22        188
     Ryerson Tull, Inc.                                                    6         60
     Shiloh Industries, Inc.                                               4         36/A/
     SIFCO Industries, Inc.                                                3         20
     Silgan Holdings Inc.                                                 14        137/A/
     Specialty Equipment Companies, Inc.                                   8        222/A/
     SPS Technologies, Inc.                                                6        234/A/
     Standard Automotive Corporation                                       1          8/A/
     Standex International Corporation                                     8        130
     Steel Technologies Inc.                                               8         54
     Summa Industries                                                      3         34/A/
     Superior TeleCom Inc.                                                10         95
     Supreme Industries, Inc.                                              9         40/A/
     TB Wood's Corporation                                                 4         42
     Tech/Ops Sevcon, Inc.                                                 2         18
     Tecumseh Products Company                                             6        218
     Terex Corporation                                                     6         79/A/
     The Alpine Group, Inc.                                                3         20/A/
     The Carbide/Graphite Group, Inc.                                      6         23/A/
     The Eastern Company                                                   1         18
     The IT Group, Inc.                                                    4         18/A/
     Tower Automotive, Inc.                                               10        121/A/

   Legg Mason Investors Trust, Inc.



   U.S. Small-Capitalization Value Trust -- Continued


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Capital Goods -- Continued
     TransTechnology Corporation                                           4    $    43
     Trinity Industries, Inc.                                             11        209
     Triumph Group, Inc.                                                   9        248/A/
     URS Corporation                                                       5         72/A/
     USEC Inc.                                                             3         13
     Wabtec Corporation                                                   23        238
     Wolverine Tube, Inc.                                                 10        173/A/
     Woodward Governor Company                                             4        119
     York International Corporation                                        8        207
                                                                                -------
                                                                                  8,450
                                                                                -------
   Consumer Cyclicals -- 32.1%
     A.C. Moore Arts & Crafts, Inc.                                        5         33/A/
     A.O. Smith Corporation                                                9        186
     Abercrombie & Fitch Co.                                              16        193/A/
     Ameron International Corporation                                      3         93
     Anchor Gaming                                                         8        393/A/
     Arctic Cat, Inc.                                                     20        242
     Arvin Industries, Inc.                                               17        297
     ASI Solutions Incorporated                                            4         37/A/
     Bandag, Incorporated                                                 13        310
     Bandag, Incorporated - Class A                                        4         83
     Barnes Group Inc.                                                     3         54
     Beazer Homes USA, Inc.                                                6        111/A/
     Bell Industries, Inc.                                                 2          5
     Bell Microproducts Inc.                                               7        121/A/
     Black Hawk Gaming & Development Company, Inc.                         3         18/A/
     Boston Acoustics, Inc.                                                4         41
     Boyd Gaming Corporation                                              46        256/A/
     Briggs & Stratton Corporation                                         7        236
     Brookstone, Inc.                                                      3         24/A/
     Brown Shoe Company, Inc.                                              6         73
     Building Materials Holding Corporation                                9         76/A/
     Business Resource Group                                               1          6/A/
     Cache, Inc.                                                           2          8/A/
     Cannondale Corporation                                                2         10/A/
     Carriage Services, Inc.                                              11         36/A/
     CDI Corp.                                                            14        287/A/
     Centex Construction Products, Inc.                                    6        132
     Central Garden & Pet Company                                         21        189/A/
     Champion Enterprises, Inc.                                           28        138/A/
     Children's Comprehensive Services, Inc.                               5         16/A/
     Coachmen Industries Inc.                                             12        136


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Consumer Cyclicals -- Continued
     Cobra Electronics Corporation                                         3    $    23/A/
     Collins Industries, Inc.                                              5         24
     Cooper Tire & Rubber Company                                         23        257
     Cornell Companies, Inc.                                               3         23/A/
     Craftmade International, Inc.                                         3         18
     Crossmann Communities, Inc.                                           3         54/A
     Cutter & Buck Inc.                                                    3         25/A/
     Cybex International, Inc.                                          N.M.          1/A/
     D.R. Horton, Inc.                                                    35        468
     Dal-Tile International Inc.                                          22        181/A/
     Del Webb Corporation                                                 14        214/A/
     Dominion Homes, Inc.                                                  4         23/A/
     Donnelly Corporation                                                  3         35
     Duckwall-ALCO Stores, Inc.                                            4         29/A/
     Dura Automotive Systems, Inc.                                        12        132/A/
     Edelbrock Corporation                                                 2         24
     Engle Homes, Inc.                                                     8         77
     EZCORP, Inc.                                                          7         13/A/
     Fedders Corporation                                                  20        117
     Federal-Mogul Corporation                                            10         99
     Finlay Enterprises, Inc.                                              7         92/A/
     Fleetwood Enterprises, Inc.                                          22        318
     Friedman's, Inc.                                                     13         62
     FTI Consulting, Inc.                                                  3         32/A/
     Garan, Incorporated                                                   4         84
     General Employment Enterprises, Inc.                                  4         13
     Genesco Inc.                                                         19        302/A/
     Gerber Childrenswear, Inc.                                            1          4/A/
     Goody's Family Clothing, Inc.                                        25        138/A/
     Hancock Fabrics, Inc.                                                 4         17
     Hartmarx Corporation                                                  4         11/A/
     Haverty Furniture Companies, Inc.                                     6         54
     Hayes Lemmerz International, Inc.                                     7         87/A/
     Headway Corporate Resources, Inc.                                     5         15/A/
     Homebase, Inc.                                                       23         36/A/
     Hovnanian Enterprises, Inc.                                          16         96/A/
     J. Baker, Inc.                                                        4         25
     Jo-Ann Stores, Inc.                                                   6         39/A/
     Johnson Outdoors Inc.                                                 6         40/A/
     Jos. A. Bank Clothiers, Inc.                                          4         15/A/
     K2 Inc.                                                              12        103/A/
     Kaufman and Broad Home Corporation                                   14        271

   Legg Mason Investors Trust, Inc.



   U.S. Small-Capitalization Value Trust -- Continued


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Consumer Cyclicals -- Continued
     Kellwood Company                                                     20    $   416
     Koss Corporation                                                      2         37/A/
     Lakes Gaming, Inc.                                                    8         68/A/
     Lennox International Inc.                                             8        107
     Lodgian, Inc.                                                        17         42/A/
     M/I Schottenstein Homes, Inc.                                         6         95
     MarineMax, Inc.                                                       3         22/A/
     MascoTech, Inc.                                                      35        377
     Maxwell Shoe Company Inc.                                             6         59/A/
     Media Arts Group, Inc.                                                9         36/A/
     Michael Anthony Jewelers, Inc.                                        2          4/A/
     Monaco Coach Corporation                                              6         83/A/
     Movie Gallery, Inc.                                                   3         10/A/
     Musicland Stores Corporation                                         12         86/A/
     Myers Industries, Inc.                                                6         63
     National Technical Systems, Inc.                                      6         24
     Nautica Enterprises, Inc.                                            37        398/A/
     NCI Building Systems, Inc.                                           13        265/A/
     New England Business Service, Inc.                                    4         65
     Nortek, Inc.                                                          2         47/A/
     OfficeMax, Inc.                                                       9         46/A/
     One Price Clothing Stores, Inc.                                       7         18/A/
     OroAmerica, Inc.                                                      4         26/A/
     OshKosh B'Gosh, Inc.                                                  1         23
     Owens Corning                                                         5         50
     Oxford Industries, Inc.                                               6        110
     Palm Harbor Homes, Inc.                                              12        167/A/
     Patrick Industries, Inc.                                              4         22
     Paul Harris Stores, Inc.                                              1          3/A/
     Perry Ellis International, Inc.                                       4         30/A/
     Personal Group of America, Inc.                                      20         58/A/
     Piercing Pagoda, Inc.                                                 3         46/A/
     Pioneer-Standard Electronics, Inc.                                   18        265
     PremiumWear, Inc.                                                     1         13/A/
     Prime Hospitality Corp.                                              43        403/A/
     Pulte Corporation                                                    37        794
     Q.E.P. Co., Inc.                                                      2         17/A/
     R & B, Inc.                                                           6         16/A/
     RCM Technologies, Inc.                                                3         23/A/
     RDO Equipment Co.                                                     8         42/A/
     Refac                                                                 3          9/A/
     Republic Group Incorporated                                           7         67


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Consumer Cyclicals -- Continued
     Royal Appliance Mfg. Co.                                              5    $    26/A/
     Rural/Metro Corporation                                              11         18/A/
     Rush Enterprises, Inc.                                                2          8/A/
     Russ Berrie and Company, Inc.                                        14        269
     S&K Famous Brands, Inc.                                               3         23/A/
     Savoir Technology Group, Inc.                                         9         61/A/
     Service Corporation International                                    36        115
     Shoe Pavilion, Inc.                                                   5          9/A/
     ShopKo Stores, Inc.                                                   9        138/A/
     Simpson Industries, Inc.                                             14        102
     Skyline Corporation                                                   7        146
     Sola International Inc.                                               5         25/A/
     SOS Staffing Services, Inc.                                          10         29/A/
     Specialty Catalog Corp.                                               1          3/A/
     Sport-Haley, Inc.                                                     3         12/A/
     Standard Motor Products, Inc.                                         9         77
     Standard Pacific Corp.                                               23        226
     Steinway Musical Instruments, Inc.                                    2         40/A/
     Stewart Enterprises, Inc.                                            77        272
     Strattec Security Corporation                                         2         75/A/
     Sturm, Ruger & Company, Inc.                                          8         71
     Suburban Lodges of America, Inc.                                     12         67/A/
     Systemax, Inc.                                                       25         96/A/
     Tandy Brands Accessories, Inc.                                        3         25/A/
     TBC Corporation                                                      15         67/A/
     The Bon-Ton Stores, Inc.                                             12         27/A/
     The Cato Corporation                                                 13        149
     The Dixie Group, Inc.                                                 9         35/A/
     The Dress Barn, Inc.                                                 17        365/A/
     The Elder-Beerman Stores Corp.                                        5         19/A/
     The First Years Inc.                                                  2         22
     The L. S. Starrett Company                                            4         74
     The Lamson & Sessions Co.                                             8        115/A/
     The Ryland Group, Inc.                                               12        254
     The Warnaco Group, Inc.                                               5         40
     The York Group, Inc.                                                  6         26/A/
     Thomas Group, Inc.                                                    3         27/A/
     Toll Brothers, Inc.                                                  25        510/A/
     Tractor Supply Company                                                2         31/A/
     Travis Boats & Motors, Inc.                                           1          8/A/
     UniFirst Corporation                                                 12         98

   Legg Mason Investors Trust, Inc.



   U.S. Small-Capitalization Value Trust -- Continued


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Consumer Cyclicals -- Continued
     United Auto Group, Inc.                                               4    $    33/A/
     Washington Homes, Inc.                                                5         32/A/
     Westaff, Inc.                                                        12         52/A/
     WestPoint Stevens Inc.                                                2         18
     Whitehall Jewellers, Inc.                                             5         95/A/
     Winnebago Industries, Inc.                                            7         97
     Wolohan Lumber Co.                                                    3         33
     World Fuel Services Corporation                                       9         73
                                                                                -------
                                                                                 16,316
                                                                                -------
   Consumer Staples -- 9.9%
     Ark Restaurants Corp.                                                 3         20/A/
     Barnett Inc.                                                         12        125/A/
     BCT International, Inc.                                               3          4/A/
     Burns International Services Corporation                              4         50
     Cadmus Communications Corporation                                     5         46/A/
     Cagle's, Inc.                                                         4         27
     Catalina Lighting, Inc.                                               3         13/A/
     Chromcraft Revington, Inc.                                            8         93/A/
     CKE Restaurants, Inc.                                                39        115
     Consolidated Graphics, Inc.                                           3         29/A/
     Courier Corporation                                                   2         43
     Dave & Busters, Inc.                                                  9         56/A/
     Decorator Industries, Inc.                                            2         10
     Department 56, Inc.                                                  12        135/A/
     Ellett Brothers, Inc.                                                 5         19
     ELXSI Corporation                                                     3         28/A/
     Ennis Business Forms, Inc.                                           12         98
     Flexsteel Industries, Inc.                                            4         50
     French Fragrances, Inc.                                              10         85/A/
     Furniture Brands International, Inc.                                 15        231/A/
     Hawkins Chemical, Inc.                                                3         24
     Herbalife International, Inc.                                        17        147
     Home Products International, Inc.                                     6         21/A/
     Hughes Supply, Inc.                                                  17        336
     International Multifoods Corporation                                  4         66
     JLK Direct Distribution Inc.                                         17         86/A/
     La-Z-Boy Incorporated                                                 4         50
     Landry's Seafood Restaurants, Inc.                                   22        186/A/
     Lawson Products, Inc.                                                 6        143
     Luby's, Inc.                                                         16        127
     Mail-Well, Inc.                                                      17        144/A/


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Consumer Staples -- Continued
     Marsh Supermarkets, Inc.                                              3    $    52
     Metals USA, Inc.                                                     29        134
     Michael Foods, Inc.                                                   9        208
     Mikasa, Inc.                                                          8         84
     Nash-Finch Company                                                    5         43
     Nature's Sunshine Products, Inc.                                     13         94
     NPC International, Inc.                                               5         41/A/
     Oneida Ltd.                                                           5         87
     Pilgrim's Pride Corporation                                           9         63
     Pilgrim's Pride Corporation - Class A                                 4         21
     PrimeSource Corporation                                               4         18
     R.H. Phillips, Inc.                                                   4         10/A/
     Rainforest Cafe, Inc.                                                19         55/A/
     Ryan's Family Steak Houses, Inc.                                     30        249/A/
     Sanderson Farms, Inc.                                                 3         26
     Scheid Vineyards Inc.                                                 2          5
     Schlotzsky's, Inc.                                                    5         29/A/
     Schweitzer-Mauduit International, Inc.                               12        149
     Sizzler International, Inc.                                          19         50/A/
     Standard Commercial Corporation                                       9         40
     Star Buffet, Inc.                                                     2          7/A/
     Suprema Specialties, Inc.                                             1         11/A/
     The Rowe Companies                                                   10         39
     The Standard Register Company                                        16        221
     Todhunter International, Inc.                                         2         16/A/
     Universal Corporation                                                25        522
     USANA, Inc.                                                           3          9/A/
     Wallace Computer Services, Inc.                                       8         82
     WLR Foods, Inc.                                                      12         57/A/
                                                                                -------
                                                                                  5,029
                                                                                -------
   Energy -- 0.5%
     Adams Resources & Energy                                              3         36
     Friede Goldman International Inc.                                    11        102/A/
     Holly Corporation                                                     6         74
     Mercury Air Group, Inc.                                               6         27/A/
     Petroleum Development Corporation                                     5         26/A/
                                                                                -------
                                                                                    265
                                                                                -------

   Legg Mason Investors Trust, Inc.



   U.S. Small-Capitalization Value Trust -- Continued


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Financials -- 17.1%
     Advanta Corp.                                                        18    $   216
     Alliance Bancorp of New England, Inc.                                 1          7
     AMERCO                                                               10        202/A/
     American Business Financial Services, Inc.                            1         11
     AmerUs Life Holdings, Inc.                                           22        454
     Amplicon, Inc.                                                        6         59
     AMREP Corporation                                                     3         17/A/
     Atlantic American Corporation                                         1          4/A/
     Avis Group Holdings, Inc.                                            22        411/A/
     Bancinsurance Corporation                                             2         10/A/
     Bank United Corp.                                                     2         63
     BankAtlantic Bancorp, Inc.                                           30        112
     Bay View Capital Corporation                                         13        131
     Bluegreen Corporation                                                17         48/A/
     BSB Bancorp, Inc.                                                     7        136
     BYL Bancorp                                                           2         16
     Camco Financial Corporation                                           1         13
     Capital Crossing Bank                                                 2         18/A/
     Community Bank System, Inc.                                           2         44
     Corrus Bankshares, Inc.                                              11        291
     Credit Acceptance Corporation                                        10         58/A/
     Delphi Financial Group, Inc.                                         14        485/A/
     Delta Financial Corporation                                          11         17/A/
     DeWolfe Companies, Inc.                                               2         16/A/
     Dime Community Bancshares                                             3         42
     Dollar Thrifty Automotive Group, Inc.                                 8        138/A/
     Donegal Group Inc.                                                    6         36
     Downey Financial Corp.                                               12        336
     Electro Rent Corporation                                              6         73/A/
     Enhance Financial Services Group, Inc.                               29        423
     First Citizens Bancshares Inc.                                        6        357
     First Essex Bancorp, Inc.                                             2         35
     First Republic Bank                                                   3         62/A/
     FirstFed Financial Corp.                                             15        209/A/
     Flagstar Bancorp, Inc.                                                9         76
     FPIC Insurance Group, Inc.                                            3         45/A/
     GA Financial, Inc.                                                    4         43
     GBC Bancorp                                                           2         59
     Hamilton Bancorp Inc.                                                 8        131/A/
     Harleysville Group Inc.                                              10        166
     Hawthorne Financial Corporation                                       4         28/A/
     Healthcare Recoveries, Inc.                                           7         25/A/
     IBERIABANK Corporation                                                5         72


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Financials  -- Continued
     Industrial Bancorp, Inc.                                              1    $    15
     Interpool, Inc.                                                      20        190
     Interstate National Dealer Services, Inc.                             3         17/A/
     ITLA Capital Corporation                                              5         71/A/
     Jefferies Group, Inc.                                                 6        125
     Kaye Group Inc.                                                       4         26
     LandAmerica Financial Group, Inc.                                     9        213
     MAF Bancorp, Inc.                                                     5         89
     Matrix Bancorp, Inc.                                                  2         10/A/
     McGrath Rentcorp                                                      8        127
     Merchants Bancshares, Inc.                                            3         55
     Merchants Group, Inc.                                                 1         17
     MetroWest Bank                                                        4         23
     National City Bancorporation                                          7         96/A/
     National Equipment Services, Inc.                                     5         29/A/
     National Western Life Insurance Company                               3        187/A/
     Onyx Acceptance Corporation                                           2          9/A/
     Pacific Crest Capital, Inc.                                           2         26
     Parkvale Financial Corporation                                        5         81
     Penn Treaty American Corporation                                      6         97/A/
     PFF Bancorp, Inc.                                                     3         51
     Philadelphia Consolidated Holding Corp.                               3         44/A/
     Professionals Group, Inc.                                             4        108/A/
     Raymond James Financial, Inc.                                         3         61
     Republic Security Financial Corporation                               5         24
     Rollins Truck Leasing Corp.                                          16        112
     Selective Insurance Group, Inc.                                       1         17
     Silverleaf Resorts, Inc.                                              3          8/A/
     Standard Management Corporation                                       5         17/A/
     State Auto Financial Corporation                                      3         36
     Sterling Financial Corporation                                        6         70/A/
     Stewart Information Services Corporation                             10        139/A/
     TFC Enterprises, Inc.                                                10         19/A/
     The Commerce Group, Inc.                                             26        770
     The Midland Company                                                   3         83
     Three Rivers Bancorp, Inc.                                            5         33
     Trammell Crow Company                                                21        227/A/
     Unico American Corporation                                            4         25
     Union Acceptance Corporation                                          1          5/A/
     USBANCORP, Inc.                                                      10         36
     World Acceptance Corporation                                         14         74/A/
     WSFS Financial Corporation                                            1          8
                                                                                -------
                                                                                  8,665
                                                                                -------

   Legg Mason Investors Trust, Inc.



   U.S. Small-Capitalization Value Trust -- Continued


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Health Care -- 2.3%
     Air Methods Corporation                                               3    $     8/A/
     American Physicians Service Group, Inc.                               2          6/A/
     AmeriPath, Inc.                                                      16        140/A/
     Beverly Enterprises, Inc.                                            80        225/A/
     Capital Senior Living Corporation                                    14         40/A/
     Castle Dental Centers, Inc.                                           5          9/A/
     Coast Dental Services, Inc.                                           5          8/A/
     Curative Health Services, Inc.                                        7         41/A/
     DVI, Inc.                                                             3         50/A/
     Healthcare Services Group, Inc.                                       8         34/A/
     Hi-Tech Pharmacal Co., Inc.                                           2         10/A/
     Horizon Health Corporation                                            4         24/A/
     Lifemark Corporation                                                  2         10/A/
     Magellan Health Services, Inc.                                        7          8/A/
     Mesa Laboratories, Inc.                                               2          9/A/
     Minntech Corporation                                                  2         14
     Monarch Dental Corporation                                            7         23/A/
     Moore Medical Corporation                                             2         13/A/
     Niagara Corporation                                                   5         22/A/
     Ocular Sciences, Inc.                                                 5         60/A/
     OrthAlliance, Inc.                                                    5         29/A/
     Pediatrix Medical Group, Inc.                                        11        123/A/
     ProMedCo Management Company                                          16         17/A/
     Radiologix, Inc.                                                     15         54/A/
     Raytel Medical Corporation                                            6         10/A/
     Serologicals Corporation                                             15         74/A/
     Sierra Health Services, Inc.                                         20         64/A/
     Superior Uniform Group Inc.                                           1         11
     Utah Medical Products, Inc.                                           3         22/A/
                                                                                -------
                                                                                  1,158
                                                                                -------
   Technology -- 4.0%
     Alliant Techsystems Inc.                                              5        317/A/
     Applied Signal Technology, Inc.                                       6         67
     Avant! Corporation                                                   24        453/A/
     Blonder Tongue Laboratories, Inc.                                     3         20/A/
     Comdial Corporation                                                   5         22/A/
     Del Global Technologies Corp.                                         5         52/A/
     EDO Corporation                                                       4         26
     Esterline Technologies Corporation                                    4         54/A/
     Gerber Scientific, Inc.                                               7         78
     GTECH Holdings Corporation                                           25        576/A/


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Technology  -- Continued
     Herley Industries, Inc.                                               3    $    53/A/
     Hurco Companies, Inc.                                                 4         17/A/
     K-Tron International, Inc.                                            2         33/A/
     NeoMagic Corporation                                                 20         59/A/
     Paravant Inc.                                                         1          4/A/
     Printronix, Inc.                                                      4         53/A/
     PSC Inc.                                                              9         72/A/
     ScanSoft, Inc.                                                        3          7/A/
     Software Spectrum, Inc.                                               3         49/A/
                                                                                -------
                                                                                  2,012
                                                                                -------
   Transportation -- 6.0%
     Alaska Air Group, Inc.                                                6        155/A/
     America West Holdings Corporation                                    32        548/A/
     Amtran, Inc.                                                          2         21/A/
     Arkansas Best Corporation                                            14        141/A/
     Arnold Industries, Inc.                                              19        224
     Boyd Bros. Transportation Inc.                                        2          9/A/
     CD&L, Inc.                                                            5          7/A/
     Consolidated Freightways Corporation                                  4         16/A/
     Covenant Transport, Inc.                                             11         90/A/
     Dynamex Inc.                                                          2          4/A/
     Genesee & Wyoming Inc.                                                3         49/A/
     Hawaiian Airlines, Inc.                                              28         73/A/
     Midway Airlines Corporation                                           6         30/A/
     Oglebay Norton Company                                                3         84
     Old Dominion Freight Line, Inc.                                       5         51/A/
     P.A.M. Transportation Services, Inc.                                  6         59/A/
     RailWorks Corporation                                                 3         24/A/
     Roadway Express, Inc.                                                15        349
     Smithway Motor Xpress Corp.                                           3          5/A/
     The Greenbrier Companies, Inc.                                       11         78
     Transport Corporation of America, Inc.                                5         31/A/
     U.S. Xpress Enterprises, Inc.                                        11         89/A/
     USA Truck, Inc.                                                       6         37/A/
     USFreightways Corporation                                             5        133
     Wisconsin Central Transportation Corporation                         33        426/A/
     Yellow Corporation                                                   20        294/A/
                                                                                -------
                                                                                  3,027
                                                                                -------

   Legg Mason Investors Trust, Inc.



   U.S. Small-Capitalization Value Trust -- Continued


                                                                     Shares/Par   Value
   ------------------------------------------------------------------------------------------
   Utilities -- 1.9%
     Bangor Hydro-Electric Company                                         5    $   106
     EnergySouth, Inc.                                                     3         51
     Maine Public Service Company                                          1         24
     Public Service Company of New Mexico                                 32        492
     RGS Energy Group, Inc.                                               12        276
                                                                                -------
                                                                                    949
                                                                                -------
   Total Common Stock and Equity Interests (Identified Cost -- $62,015)          48,918
   ------------------------------------------------------------------------------------------
Repurchase Agreements -- 3.4%
   Goldman, Sachs & Company
     6.82%, dated 6/30/00, to be repurchased at $1,742
     on 7/3/00 (Collateral: $1,764 Fannie Mae mortgage-backed
     securities, 8.50%, due 10/1/28, value $1,807)                    $1,741      1,741
                                                                                -------
   Total Repurchase Agreements (Identified Cost -- $1,741)                        1,741
   ------------------------------------------------------------------------------------------
   Total Investments -- 99.8% (Identified Cost -- $63,756)                      $50,659
   Other Assets Less Liabilities -- 0.2%                                             88
                                                                                -------

   Net assets -- 100.0%                                                         $50,747
                                                                                =======
   Net asset value per share:
     Primary Class                                                                $7.25
                                                                                  =====
     Navigator Class                                                              $7.41
                                                                                  =====
   ------------------------------------------------------------------------------------------

   /A/ Non-income producing.

   N.M. -- Not meaningful.

Investment Manager
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Investment Advisers
   For American Leading Companies Trust:
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

   For Balanced Trust:
   Bartlett & Co.
   Cincinnati, OH

   For Financial Services Fund:
   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

   For U.S. Small-Cap Value Trust:
   Brandywine Asset Management,Inc.
   Wilmington, DE

Investment Sub-Adviser for Financial Services Fund
   Gray, Seifert & Co., Inc.
   New York, NY

Board of Directors
   John F. Curley, Jr., Chairman
   Edward A. Taber, III, President
   Nelson A. Diaz
   Richard G. Gilmore
   Arnold L. Lehman
   Dr. Jill E. McGovern
   G. Peter O'Brien
   T. A. Rodgers

Transfer and Shareholder Servicing Agent
   Boston Financial Data Services
   Boston, MA

Custodian
   State Street Bank & Trust Company
   Boston, MA

Counsel
   Kirkpatrick & Lockhart LLP
   Washington, D.C.

Independent Auditors
   Ernst & Young LLP
   Philadelphia, PA

   This report is not to be distributed unless preceded or accompanied by a prospectus.


                      Legg Mason Wood Walker, Incorporated
                    ---------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 . 539 . 0000

LMF-013
8/00